VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—40.8%
U.S. Treasury Bonds 4.625%, 5/15/54	$ 7,202	$ 7,812
U.S. Treasury Notes
4.375%, 7/15/27	8,655	8,836
4.250%, 6/30/29	10,181	10,479
3.875%, 8/15/34	4,013	4,041
Total U.S. Government Securities (Identified Cost $30,935)		31,168

Mortgage-Backed Securities—34.9%
Agency—34.9%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	230	226
Pool #G60019 4.500%, 3/1/44	110	110
Pool #Q42921 3.500%, 9/1/46	327	312
Pool #Q53881 4.500%, 1/1/48	169	169
Pool #QA3079 3.500%, 10/1/49	174	164
Pool #QA4766 3.500%, 11/1/49	286	272
Pool #QE1443 4.000%, 5/1/52	185	178
Pool #QE1985 4.500%, 5/1/52	238	236
Pool #QE2366 5.000%, 5/1/52	81	82
Pool #QE4826 4.500%, 7/1/52	318	313
Pool #QE9908 5.500%, 9/1/52	175	179
Pool #QF3223 5.000%, 11/1/52	123	124
Pool #QF4847 5.500%, 12/1/52	268	271
Pool #QF8190 6.000%, 2/1/53	224	231
Pool #QF8551 5.500%, 3/1/53	121	123
Pool #QF8817 6.000%, 3/1/53	175	179
Pool #RA2579 3.000%, 5/1/50	1,098	992
Pool #RA2622 3.000%, 5/1/50	84	76
Pool #RA8285 4.500%, 10/1/47	460	454
Pool #RJ0194 6.000%, 11/1/53	94	96
Pool #SD0164 3.500%, 12/1/49	267	252
Pool #SD1618 5.000%, 9/1/52	413	414
Pool #SD2317 6.000%, 1/1/53	832	853
Pool #SD3303 3.000%, 2/1/50	800	720
	Par Value	Value

Agency—continued
Pool #SD3993 5.500%, 9/1/53	$ 1,241	$ 1,268
Pool #SD5272 6.000%, 5/1/54	822	853
Pool #SD7503 3.500%, 8/1/49	863	816
Pool #SD8222 4.000%, 6/1/52	1,080	1,038
Pool #SD8238 4.500%, 8/1/52	1,074	1,057
Pool #SD8246 5.000%, 9/1/52	718	719
Pool #SI2061 3.500%, 9/1/50	72	68
Pool #ZM5226 3.500%, 12/1/47	173	162
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	195	190
Pool #AB3878 4.000%, 11/1/41	210	205
Pool #AB5924 3.000%, 8/1/42	336	308
Pool #BL7779 1.460%, 8/1/30	980	841
Pool #BN4542 4.500%, 2/1/49	67	66
Pool #BO1277 3.000%, 7/1/49	178	160
Pool #BT7914 5.000%, 10/1/52	461	464
Pool #BV3044 3.000%, 2/1/52	296	269
Pool #BW0044 5.000%, 7/1/52	759	764
Pool #BW3311 4.500%, 7/1/52	435	430
Pool #BY8494 5.500%, 8/1/53	310	316
Pool #CA4166 3.500%, 9/1/49	284	266
Pool #CA5122 3.000%, 2/1/50	168	153
Pool #CB0998 3.000%, 7/1/51	1,086	975
Pool #CB3110 2.500%, 3/1/47	392	341
Pool #CB3630 4.000%, 5/1/52	631	607
Pool #CB3875 3.500%, 6/1/47	431	402
Pool #CB4451 4.000%, 8/1/42	143	139
Pool #FM7290 3.000%, 5/1/51	346	317
Pool #FM8210 3.000%, 4/1/50	177	162
Pool #FS1443 3.500%, 4/1/52	282	264
Pool #FS2249 5.000%, 6/1/52	249	250
	Par Value	Value

Agency—continued
Pool #FS2692 5.000%, 8/1/52	$ 471	$ 473
Pool #FS3262 4.000%, 10/1/46	522	513
Pool #FS3386 3.500%, 5/1/38	375	363
Pool #FS3687 5.000%, 11/1/52	434	435
Pool #MA4600 3.500%, 5/1/52	770	717
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	527	503
Pool #787186 6.000%, 10/20/53	816	835
Pool #787394 5.500%, 5/20/54	527	539
Pool #CO1904 5.000%, 8/15/52	272	280
Pool #CR3025 5.500%, 12/20/52	242	247
Pool #CR9210 5.500%, 1/20/53	190	192
Pool #CS2411 6.000%, 3/20/53	23	24
Pool #CS5391 6.000%, 1/20/53	215	220
Pool #CS5448 6.000%, 1/20/53	318	327
Pool #CS7736 6.000%, 4/20/53	123	126
Total Mortgage-Backed Securities (Identified Cost $26,716)		26,690

Asset-Backed Securities—3.6%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	240	244
Credit Card—1.5%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	285	291
2024-2, A 5.240%, 4/15/31	205	215
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/17/29	340	340
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	288	294
		1,140

See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—1.8%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	$ 171	$ 165
2020-1, B1 144A 2.280%, 7/15/60(1)	243	232
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	263	259
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	97
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	50	51
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	220
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	320	330
		1,354

Total Asset-Backed Securities (Identified Cost $2,742)		2,738

Corporate Bonds and Notes—17.9%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	294	215
Consumer Discretionary—1.0%
BorgWarner, Inc. 5.400%, 8/15/34	158	161
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	158
General Motors Financial Co., Inc. 5.750%, 2/8/31	133	138
Hyundai Capital America 144A 5.700%, 6/26/30(1)	266	279
		736

Consumer Staples—2.0%
Kimberly-Clark Corp. 4.500%, 2/16/33	267	272
PepsiCo, Inc. 4.650%, 2/15/53	608	588
Philip Morris International, Inc.
4.875%, 2/13/29	141	145
5.375%, 2/15/33	512	535
		1,540

Energy—2.0%
Boardwalk Pipelines LP
4.450%, 7/15/27	82	82
3.400%, 2/15/31	136	125
	Par Value	Value

Energy—continued
BP Capital Markets America, Inc. 4.812%, 2/13/33	$ 442	$ 448
Enterprise Products Operating LLC 4.200%, 1/31/50	218	186
Pioneer Natural Resources Co. 1.900%, 8/15/30	400	351
Targa Resources Corp. 4.200%, 2/1/33	198	187
Williams Cos., Inc. (The) 3.500%, 10/15/51	210	153
		1,532

Financials—6.9%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	142
American Express Co. 6.338%, 10/30/26	214	218
Bank of America Corp.
2.087%, 6/14/29	243	224
2.572%, 10/20/32	326	286
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	315
BPCE S.A. 144A 5.748%, 7/19/33(1)	250	258
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	110	115
Enact Holdings, Inc. 6.250%, 5/28/29	123	128
Essent Group Ltd. 6.250%, 7/1/29	139	145
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	399
JPMorgan Chase & Co.
1.578%, 4/22/27	78	75
5.350%, 6/1/34	283	296
KeyBank N.A. 4.390%, 12/14/27	250	248
Morgan Stanley 1.593%, 5/4/27	568	544
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	270	263
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	275	287
5.492%, 5/14/30	157	164
Radian Group, Inc. 6.200%, 5/15/29	136	142
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	124	126
U.S. Bancorp
5.384%, 1/23/30	141	146
5.678%, 1/23/35	170	180
UBS Group AG 144A 6.850% (1)(2)	200	202
	Par Value	Value

Financials—continued
Wells Fargo & Co.
3.526%, 3/24/28	$ 250	$ 245
3.350%, 3/2/33	152	139
		5,287

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	373	334
Amgen, Inc.
5.250%, 3/2/33	286	298
5.650%, 3/2/53	163	171
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	461	477
		1,280

Industrials—2.0%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	333	345
BAE Systems plc 144A 5.300%, 3/26/34(1)	200	208
Owens Corning 5.950%, 6/15/54	194	206
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	223	227
United Parcel Service, Inc. 5.050%, 3/3/53	365	365
Veralto Corp. 5.450%, 9/18/33	174	183
		1,534

Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	322	333
Newmont Corp.
2.250%, 10/1/30	312	279
6.250%, 10/1/39	278	315
		927

Real Estate—0.3%
Tanger Properties LP 2.750%, 9/1/31	246	212
Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	222	159
Southern Co. (The) Series A 3.700%, 4/30/30	235	227
		386

Total Corporate Bonds and Notes (Identified Cost $13,757)		13,649

Total Long-Term Investments—97.2% (Identified Cost $74,150)		74,245

See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.863%)(3)	328,574	$ 329
Total Short-Term Investment (Identified Cost $329)		329

Value

TOTAL INVESTMENTS—97.6% (Identified Cost $74,479)	$74,574
Other assets and liabilities, net—2.4%	1,833
NET ASSETS—100.0%	$76,407

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $2,621 or 3.4% of net assets.
(2)	No contractual maturity date.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$31,168	$—	$31,168
Mortgage-Backed Securities	26,690	—	26,690
Asset-Backed Securities	2,738	—	2,738
Corporate Bonds and Notes	13,649	—	13,649
Money Market Mutual Fund	329	329	—
Total Investments	$74,574	$329	$74,245
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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